Operating Assets and Liabilities - Depreciation (Details)	12 Months Ended
Dec. 31, 2021
Equipment, furniture and fixtures | Bottom of range [member]
Property, Plant and Equipment
Expected useful lives of assets	3 years
Equipment, furniture and fixtures | Top of range [member]
Property, Plant and Equipment
Expected useful lives of assets	5 years
Computer equipment [member]
Property, Plant and Equipment
Expected useful lives of assets	3 years
Leasehold improvements
Property, Plant and Equipment
Expected useful lives of assets	15 years